Short-Term Borrowings, Excluding Current Portion of Long-Term Debt (Parenthetical) (Detail) (Euro Denominated Borrowing, Unsecured short-term loans from financial institutions)	Mar. 31, 2013	Mar. 31, 2012
Euro Denominated Borrowing | Unsecured short-term loans from financial institutions
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions, Weighted-average variable rate per annum	1.20%	2.70%